Deferred Costs	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs
5.	DEFERRED COSTS

Deferred costs primarily consist of the incremental sales commission and service fee relating to obtaining of customers contract which is expected to be recovered and is capitalized pursuant to ASC340-40. The capitalized sales commission is amortized in the same manner the related revenue being recognized.

The movements of deferred costs for the years ended December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Beginning balances (current and non-current)	327,267	449,069
Additions	440,495	214,181
Amortizations	(318,693)	(334,864)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current)	448,935	328,252
Deferred costs, current	243,447	158,092
Deferred costs, non-current	205,488	170,160